IDX Risk-Managed Bitcoin Strategy Fund

Investor Class Shares: BTCDX

Institutional Class Shares: BTIDX

IDX Commodity Opportunities Fund

Investor Class Shares: CFIDX

Institutional Class Shares: COIDX

Each a Series of IDX Funds

Supplement dated November 1, 2023,

to the

Statement of Additional Information (the “SAI”), dated April 28, 2023

The following replaces the “Officers” table under the sub-heading “Trustees and Officers” under the heading “Board of Trustees, Officers, and Principal Shareholders” on page 12 of the SAI:

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Christopher MacLaren - 1978	President	Since 2021	Managing Member of Gryphon Fund Group, LLC (2021 – Present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018 - 2021); Member and Director of Fund Accounting and Fund Administration, FSM Capital Management, LLC (2016 – 2018)	N/A	N/A
Randi Roessler - 1981	Chief Compliance Officer	Since 2023	Director, PINE Advisor Solutions (March 2023-present); Chief Compliance Officer, Davis Selected Advisers, L.P., Davis Funds, Selected Funds, the Clipper Fund Trust, the Davis Fundamental ETF Trust, and Davis Distributors, LLC (2018-2023)	N/A	N/A
Gordon M. Jones - 1988	Treasurer	Since 2021	Member of Gryphon Fund Group, LLC (2021-Present); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020-2021); Senior Tax Manager, Cohen & Company, Ltd (2010-2020)	N/A	N/A
Brandon J. Byrd - 1981	Anti-Money Laundering (“AML”) Officer	Since 2022	Member of Gryphon Fund Group, LLC (2022-Present); Director of Transfer Agency, 360 Funds Trust/M3Sixty Funds Trust, M3Sixty Administration, LLC (2001-2021)	N/A	N/A
Bo J. Howell – 1981	Secretary Assistant Secretary	Since 2021 2020-2021	Managing Member, Fintech Law, LLC (2022-present); CEO of Joot (2018-present); Partner, Strauss Troy Co., LPA (2020 – 2021); Partner, Practus LLP (2018-2020)	N/A	N/A

* * * * * * *

You should read this Supplement in conjunction with the Prospectus and SAI dated April 28, 2023, each as may be amended from time to time, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at 216-329-4271.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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